UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 12b-25

                           NOTIFICATION OF LATE FILING

(Check One):      __ Form 10-K and Form 10-KSB  __ Form 20-F
                  __ Form 11-K                   X Form 10-Q and Form 10-QSB
                  __ Form N-SAR For Period Ended: March 31, 2002

__    Transition Report on Form 10-K      __Transition Report on Form 20-F
__    Transition Report on Form 11-K      __Transition Report on Form 10-Q
__    Transition Report on Form N-SAR      For the Transition Period Ended:_____


  Read Attached Instruction Sheet Before Preparing Form. Please Print or Type.

      Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.


If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:
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                                     PART I
                             REGISTRANT INFORMATION
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Full Name of Registrant: Heller Financial, Inc.
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Former Name if Applicable
N/A
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Address of Principal Executive Office (Street and Number)
500 West Monroe Street
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City, State and Zip Code
Chicago, Illinois 60661
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                                     PART II
                             RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b__25(b), the following should be completed. (Check box if appropriate.)

     (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

     (b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20__F, 11-K or Form N-SAR, or portion thereof will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

     (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.


                                    PART III
                                    NARRATIVE

State below in reasonable detail the reasons why Form 10-K or 10-KSB, 20-F, 11-K, 10-Q or 10-QSB, N-SAR, or the transition report or portion thereof could not be filed within the prescribed period. (Attach extra sheets if needed.)


                                  See attached.


                                     PART IV
                                OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification

             Randolph Brown                     (312)           441-7000
        ------------------------------   ---------------------------------------
                   (Name)                  (Area Code)     (Telephone Number)



(2)  Have all other periodic  reports  required under Section 13 or
     15(d) of the Securities and Exchange Act of 1934 or Section 30
     of the Investment Company Act of 1940 during the  preceding 12 months or for such shorter period that the registrant was
     required to file such report(s) been filed?                __ Yes X No

     If answer  is  no,  identify  report(s).  see attached.

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(3)  Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or
     portion thereof? see attached.                             __ Yes __ No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.
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                             Heller Financial, Inc.
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                  (Name of Registrant as specified in charter)

has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date:                                     By:           /s/
          ---------------------------     ------------------------------
                                                   Randolph Brown
                                             Chief Financial Officer

                             HELLER FINANCIAL, INC.

                  Form 12b-25 With Respect to Quarterly Report on Form 10-Q for Quarter Ended March 31, 2002



                                    PART III


The subject quarterly report on Form 10-Q for the quarter ended March 31, 2002, could not be filed because the Company has not yet filed its annual report on Form 10-K for the year ended December 31, 2001. The Company's principal accountant was not engaged to audit the financial statements until January 23, 2002, as a result of the resignation of the Company's previous principal accountant because it was not independent with respect to the Company once the Company was acquired by General Electric Capital Corporation, as reported on a current report on Form 8-K filed January 25, 2002.








                                     PART IV


(2) The Company has not yet filed its annual report on Form 10-K for the year ended December 31, 2001.


(3) Management cannot predict at this time whether there will be a significant change in net income for the quarter ended March 31, 2002, from the corresponding quarter in the prior year.